Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and equivalents		$ 3,394	$ 2,801
Accounts and other current receivables, net		1,793	1,691
Inventories		1,475	1,430
Prepaid expenses and other		601	602
Current assets held for disposition			50
Total current assets		7,263	6,574
Property, plant and equipment, net		4,588	4,289
Other assets
Goodwill		3,099	2,595
Other intangible assets, net		1,374	1,111
Other		787	977
Total other assets		5,260	4,683
Total assets		17,111	15,546
Current liabilities
Current maturities of long-term debt and lease obligations	[1]	3	3
Accounts payable and accrued liabilities		2,733	2,612
Current income taxes payable		85	126
Current liabilities held for disposition			3
Total current liabilities		2,821	2,744
Long-term debt and lease obligations	[1]	3,509	2,779
Other long-term liabilities		1,665	1,743
Commitments and contingencies
Equity
Common stock, $1 par value, authorized 2,000,000,000 shares, issued 683,494,944 shares in 2017 and 2016		683	683
Common stock in treasury, at cost, 142,017,600 shares in 2017 and 143,890,064 shares in 2016		(7,981)	(7,995)
Additional contributed capital		5,940	5,958
Retained earnings		14,483	14,200
Accumulated other comprehensive (loss) income		(4,001)	(4,556)
Total Baxter shareholders’ equity		9,124	8,290
Noncontrolling interests		(8)	(10)
Total equity		9,116	8,280
Total liabilities and equity		$ 17,111	$ 15,546

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.